Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 57.8% of Net Assets
	Aerospace & Defense — 1.3%
289	AAR Corp.(a)	$19,981
915	Boeing Co.(a)	153,574
272	General Electric Co.	44,015
58	L3Harris Technologies, Inc.	12,415
49	Lockheed Martin Corp.	22,782
118	Moog, Inc., Class A	18,770
18	Northrop Grumman Corp.	8,731
179	RTX Corp.	18,172
		298,440
	Air Freight & Logistics — 0.4%
394	Expeditors International of Washington, Inc.	43,856
40	FedEx Corp.	10,471
231	GXO Logistics, Inc.(a)	11,472
113	United Parcel Service, Inc., Class B	16,665
		82,464
	Automobile Components — 0.6%
56	Aptiv PLC(a)	3,976
1,228	BorgWarner, Inc.	40,242
815	Dana, Inc.	10,131
794	Magna International, Inc.	37,953
922	Mobileye Global, Inc., Class A(a)	25,401
232	Visteon Corp.(a)	25,666
		143,369
	Automobiles — 1.4%
2,591	General Motors Co.	115,377
1,027	Tesla, Inc.(a)	188,228
111	Thor Industries, Inc.	11,036
		314,641
	Banks — 3.3%
494	Ameris Bancorp	23,455
1,243	Banc of California, Inc.	17,017
2,944	Bank of America Corp.	108,957
1,748	Citigroup, Inc.	107,205
181	Citizens Financial Group, Inc.	6,174
275	East West Bancorp, Inc.	20,485
32	First Citizens BancShares, Inc., Class A	53,976
876	First Financial Bancorp	19,368
2,298	FNB Corp.	30,655
1,480	Fulton Financial Corp.	24,494
501	International Bancshares Corp.	27,881
440	JPMorgan Chase & Co.	84,366
134	PNC Financial Services Group, Inc.	20,537
229	Regions Financial Corp.	4,413
1,406	Truist Financial Corp.	52,795
274	U.S. Bancorp	11,133
471	Webster Financial Corp.	20,644
1,579	Wells Fargo & Co.	93,666
		727,221
	Beverages — 0.9%
87	Boston Beer Co., Inc., Class A(a)	24,221
562	Coca-Cola Co.	34,715
263	Keurig Dr Pepper, Inc.	8,863
2,020	Monster Beverage Corp.(a)	107,969
191	PepsiCo, Inc.	33,599
		209,367
	Biotechnology — 1.2%
193	AbbVie, Inc.	31,390
355	Alnylam Pharmaceuticals, Inc.(a)	51,102
53	Amgen, Inc.	14,519
Shares	Description	Value (†)
	Biotechnology — continued
404	CRISPR Therapeutics AG(a)	$21,408
276	Gilead Sciences, Inc.	17,995
235	Halozyme Therapeutics, Inc.(a)	8,954
104	Incyte Corp.(a)	5,413
137	Neurocrine Biosciences, Inc.(a)	18,843
90	Regeneron Pharmaceuticals, Inc.(a)	80,159
40	United Therapeutics Corp.(a)	9,373
17	Vertex Pharmaceuticals, Inc.(a)	6,678
		265,834
	Broadline Retail — 1.5%
324	Alibaba Group Holding Ltd., ADR	24,251
1,557	Amazon.com, Inc.(a)	272,475
663	eBay, Inc.	34,171
		330,897
	Building Products — 0.8%
63	Carlisle Cos., Inc.	24,460
138	Carrier Global Corp.	8,486
475	Fortune Brands Innovations, Inc.	34,722
49	Lennox International, Inc.	22,708
587	Masco Corp.	40,180
154	Owens Corning	25,904
158	Trex Co., Inc.(a)	13,991
		170,451
	Capital Markets — 3.4%
1,285	Bank of New York Mellon Corp.	72,590
59	BlackRock, Inc.	44,524
93	Cboe Global Markets, Inc.	16,847
1,414	Charles Schwab Corp.	104,565
124	CME Group, Inc.	25,995
100	FactSet Research Systems, Inc.	41,689
149	Goldman Sachs Group, Inc.	63,580
741	Intercontinental Exchange, Inc.	95,411
387	Janus Henderson Group PLC	12,082
487	KKR & Co., Inc.	45,325
67	Moody's Corp.	24,812
127	Morgan Stanley	11,537
82	MSCI, Inc.	38,195
200	Nasdaq, Inc.	11,970
47	Northern Trust Corp.	3,872
64	S&P Global, Inc.	26,613
616	SEI Investments Co.	40,625
840	State Street Corp.	60,892
43	T. Rowe Price Group, Inc.	4,711
77	Virtus Investment Partners, Inc.	16,888
		762,723
	Chemicals — 1.0%
18	Air Products & Chemicals, Inc.	4,254
223	Celanese Corp.	34,255
1,235	Corteva, Inc.	66,851
64	DuPont de Nemours, Inc.	4,640
87	Ecolab, Inc.	19,675
214	HB Fuller Co.	15,988
153	Innospec, Inc.	18,360
74	Linde PLC	32,631
179	Minerals Technologies, Inc.	13,047
26	Sherwin-Williams Co.	7,790
107	Stepan Co.	8,880
		226,371

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.1%
109	MSA Safety, Inc.	$19,663
36	Waste Management, Inc.	7,489
		27,152
	Communications Equipment — 0.3%
261	Ciena Corp.(a)	12,066
540	Cisco Systems, Inc.	25,370
78	F5, Inc.(a)	12,894
27	Motorola Solutions, Inc.	9,157
		59,487
	Construction & Engineering — 0.2%
325	AECOM	30,017
78	Comfort Systems USA, Inc.	24,134
		54,151
	Construction Materials — 0.2%
30	Martin Marietta Materials, Inc.	17,612
72	Vulcan Materials Co.	18,550
		36,162
	Consumer Finance — 1.2%
2,419	Ally Financial, Inc.	92,769
328	American Express Co.	76,762
622	Capital One Financial Corp.	89,213
140	Synchrony Financial	6,157
		264,901
	Consumer Staples Distribution & Retail — 1.2%
216	BJ's Wholesale Club Holdings, Inc.(a)	16,131
51	Casey's General Stores, Inc.	16,299
51	Costco Wholesale Corp.	36,868
2,243	Kroger Co.	124,217
273	Sprouts Farmers Market, Inc.(a)	18,026
45	Target Corp.	7,244
715	Walmart, Inc.	42,435
		261,220
	Containers & Packaging — 0.2%
51	Ball Corp.	3,548
220	Crown Holdings, Inc.	18,055
354	Sonoco Products Co.	19,842
		41,445
	Distributors — 0.0%
49	Genuine Parts Co.	7,703
	Diversified Consumer Services — 0.2%
129	Grand Canyon Education, Inc.(a)	16,773
266	Service Corp. International	19,075
		35,848
	Diversified REITs — 0.1%
637	American Assets Trust, Inc.	13,600
	Diversified Telecommunication Services — 0.4%
1,668	AT&T, Inc.	28,173
572	Iridium Communications, Inc.	17,612
882	Verizon Communications, Inc.	34,830
		80,615
	Electric Utilities — 0.4%
381	Alliant Energy Corp.	18,974
317	Evergy, Inc.	16,626
227	Eversource Energy	13,761
162	Exelon Corp.	6,088
209	FirstEnergy Corp.	8,013
145	IDACORP, Inc.	13,743
418	PPL Corp.	11,478
205	Xcel Energy, Inc.	11,015
		99,698
Shares	Description	Value (†)
	Electrical Equipment — 0.5%
95	Eaton Corp. PLC	$30,235
183	Emerson Electric Co.	19,724
70	GE Vernova, Inc.(a)	10,760
334	nVent Electric PLC	24,071
122	Regal Rexnord Corp.	19,687
		104,477
	Electronic Equipment, Instruments & Components — 0.7%
170	Advanced Energy Industries, Inc.	16,293
156	Amphenol Corp., Class A	18,840
349	Avnet, Inc.	17,055
276	Cognex Corp.	11,465
78	Corning, Inc.	2,604
887	Knowles Corp.(a)	14,041
56	Littelfuse, Inc.	12,916
281	TE Connectivity Ltd.	39,756
20	Teledyne Technologies, Inc.(a)	7,629
19	Zebra Technologies Corp., Class A(a)	5,977
		146,576
	Energy Equipment & Services — 0.2%
469	ChampionX Corp.	15,744
1,006	NOV, Inc.	18,601
232	Schlumberger NV	11,016
		45,361
	Entertainment — 1.6%
84	Electronic Arts, Inc.	10,653
276	Netflix, Inc.(a)	151,977
42	Take-Two Interactive Software, Inc.(a)	5,998
1,336	Walt Disney Co.	148,429
5,205	Warner Bros Discovery, Inc.(a)	38,309
		355,366
	Financial Services — 2.1%
474	Block, Inc.(a)	34,602
552	Fiserv, Inc.(a)	84,274
272	Global Payments, Inc.	33,393
32	Jack Henry & Associates, Inc.	5,206
68	Mastercard, Inc., Class A	30,682
1,177	MGIC Investment Corp.	23,870
591	PayPal Holdings, Inc.(a)	40,141
668	Visa, Inc., Class A	179,431
342	Voya Financial, Inc.	23,311
75	WEX, Inc.(a)	15,844
		470,754
	Food Products — 0.6%
185	Campbell Soup Co.	8,456
192	Darling Ingredients, Inc.(a)	8,135
323	General Mills, Inc.	22,759
50	Hershey Co.	9,696
145	Ingredion, Inc.	16,616
210	Kellanova	12,151
650	Kraft Heinz Co.	25,096
134	McCormick & Co., Inc.	10,192
364	Mondelez International, Inc., Class A	26,186
		139,287
	Gas Utilities — 0.2%
114	Atmos Energy Corp.	13,440
400	New Jersey Resources Corp.	17,476
336	ONE Gas, Inc.	21,679
		52,595
	Ground Transportation — 0.4%
472	CSX Corp.	15,680

Shares	Description	Value (†)
	Ground Transportation — continued
71	Norfolk Southern Corp.	$16,353
103	Ryder System, Inc.	12,550
32	Saia, Inc.(a)	12,698
103	Uber Technologies, Inc.(a)	6,826
48	Union Pacific Corp.	11,384
130	XPO, Inc.(a)	13,970
		89,461
	Health Care Equipment & Supplies — 1.1%
270	Abbott Laboratories	28,612
18	Align Technology, Inc.(a)	5,083
935	Baxter International, Inc.	37,746
67	Becton Dickinson & Co.	15,718
85	Edwards Lifesciences Corp.(a)	7,197
38	GE HealthCare Technologies, Inc.	2,897
134	Intuitive Surgical, Inc.(a)	49,663
184	LeMaitre Vascular, Inc.	11,923
240	Medtronic PLC	19,258
227	Merit Medical Systems, Inc.(a)	16,821
58	Penumbra, Inc.(a)	11,395
46	Shockwave Medical, Inc.(a)	15,189
14	Solventum Corp.(a)	910
33	Stryker Corp.	11,104
		233,516
	Health Care Providers & Services — 1.5%
223	Acadia Healthcare Co., Inc.(a)	16,489
108	Cardinal Health, Inc.	11,128
1,061	Centene Corp.(a)	77,517
37	Chemed Corp.	21,016
67	Cigna Group	23,922
730	CVS Health Corp.	49,428
48	Elevance Health, Inc.	25,372
22	HCA Healthcare, Inc.	6,816
198	HealthEquity, Inc.(a)	15,624
109	Henry Schein, Inc.(a)	7,551
11	Humana, Inc.	3,323
32	Laboratory Corp. of America Holdings	6,444
17	McKesson Corp.	9,133
390	Select Medical Holdings Corp.	11,064
102	UnitedHealth Group, Inc.	49,337
		334,164
	Health Care Technology — 0.4%
1,506	Doximity, Inc., Class A(a)	36,581
268	Veeva Systems, Inc., Class A(a)	53,214
		89,795
	Hotel & Resort REITs — 0.0%
229	Host Hotels & Resorts, Inc.	4,321
	Hotels, Restaurants & Leisure — 1.1%
434	Aramark	13,675
4	Booking Holdings, Inc.	13,808
4	Chipotle Mexican Grill, Inc.(a)	12,638
160	Marriott Vacations Worldwide Corp.	15,378
103	McDonald's Corp.	28,123
708	Starbucks Corp.	62,651
362	Travel & Leisure Co.	15,761
61	Wingstop, Inc.	23,472
666	Yum China Holdings, Inc.	24,316
278	Yum! Brands, Inc.	39,268
		249,090
	Household Durables — 0.4%
361	KB Home	23,378
Shares	Description	Value (†)
	Household Durables — continued
139	Meritage Homes Corp.	$23,038
123	PulteGroup, Inc.	13,705
371	Taylor Morrison Home Corp.(a)	20,780
		80,901
	Household Products — 0.5%
217	Church & Dwight Co., Inc.	23,412
82	Colgate-Palmolive Co.	7,537
543	Energizer Holdings, Inc.	15,595
399	Procter & Gamble Co.	65,117
		111,661
	Independent Power & Renewable Electricity Producers — 0.2%
523	AES Corp.	9,362
1,202	Clearway Energy, Inc., Class A	26,095
		35,457
	Industrial Conglomerates — 0.2%
57	3M Co.	5,501
162	Honeywell International, Inc.	31,222
		36,723
	Industrial REITs — 0.1%
101	Prologis, Inc.	10,307
509	Rexford Industrial Realty, Inc.	21,790
		32,097
	Insurance — 2.0%
47	Allstate Corp.	7,993
1,077	American International Group, Inc.	81,109
153	Arch Capital Group Ltd.(a)	14,312
90	Arthur J Gallagher & Co.	21,122
49	Assurant, Inc.	8,546
339	Assured Guaranty Ltd.	26,001
69	Chubb Ltd.	17,156
255	First American Financial Corp.	13,660
154	Hanover Insurance Group, Inc.	19,992
157	Hartford Financial Services Group, Inc.	15,212
65	Marsh & McLennan Cos., Inc.	12,963
119	Prudential Financial, Inc.	13,147
340	Reinsurance Group of America, Inc.	63,576
224	Selective Insurance Group, Inc.	22,770
117	Travelers Cos., Inc.	24,823
288	Willis Towers Watson PLC	72,328
		434,710
	Interactive Media & Services — 2.9%
961	Alphabet, Inc., Class A(a)	156,431
1,512	Alphabet, Inc., Class C(a)	248,936
487	Meta Platforms, Inc., Class A	209,493
415	Yelp, Inc.(a)	16,700
430	ZoomInfo Technologies, Inc.(a)	6,820
		638,380
	IT Services — 0.6%
82	Accenture PLC, Class A	24,675
224	Cognizant Technology Solutions Corp., Class A	14,712
193	GoDaddy, Inc., Class A(a)	23,619
175	International Business Machines Corp.	29,085
650	Shopify, Inc., Class A(a)	45,630
		137,721
	Leisure Products — 0.1%
772	Mattel, Inc.(a)	14,143
177	YETI Holdings, Inc.(a)	6,323
		20,466

Shares	Description	Value (†)
	Life Sciences Tools & Services — 1.0%
48	Agilent Technologies, Inc.	$6,578
176	Danaher Corp.	43,405
291	Illumina, Inc.(a)	35,808
364	IQVIA Holdings, Inc.(a)	84,364
82	Repligen Corp.(a)	13,464
53	Thermo Fisher Scientific, Inc.	30,142
		213,761
	Machinery — 1.5%
114	AGCO Corp.	13,018
37	Caterpillar, Inc.	12,379
68	Chart Industries, Inc.(a)	9,796
14	Cummins, Inc.	3,955
276	Deere & Co.	108,029
91	Dover Corp.	16,316
142	Fortive Corp.	10,688
358	Graco, Inc.	28,712
29	Illinois Tool Works, Inc.	7,079
251	ITT, Inc.	32,464
148	Oshkosh Corp.	16,616
26	Parker-Hannifin Corp.	14,168
174	SPX Technologies, Inc.(a)	21,195
245	Terex Corp.	13,732
215	Toro Co.	18,832
		326,979
	Media — 0.8%
238	Charter Communications, Inc., Class A(a)	60,914
1,782	Comcast Corp., Class A	67,912
488	Interpublic Group of Cos., Inc.	14,855
313	Liberty Broadband Corp., Class C(a)	15,565
213	Omnicom Group, Inc.	19,775
		179,021
	Metals & Mining — 0.4%
329	Alcoa Corp.	11,561
835	Cleveland-Cliffs, Inc.(a)	14,112
240	Commercial Metals Co.	12,898
216	Newmont Corp.	8,778
78	Reliance, Inc.	22,208
312	U.S. Steel Corp.	11,388
		80,945
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
1,511	Annaly Capital Management, Inc.	28,316
692	KKR Real Estate Finance Trust, Inc.	6,512
		34,828
	Multi-Utilities — 0.1%
171	Consolidated Edison, Inc.	16,142
66	DTE Energy Co.	7,281
43	WEC Energy Group, Inc.	3,554
		26,977
	Office REITs — 0.4%
882	COPT Defense Properties	21,141
591	Douglas Emmett, Inc.	8,103
2,561	Easterly Government Properties, Inc.	29,938
749	Highwoods Properties, Inc.	19,624
539	Kilroy Realty Corp.	18,218
		97,024
	Oil, Gas & Consumable Fuels — 2.8%
1,224	Antero Midstream Corp.	16,940
334	Antero Resources Corp.(a)	11,359
1,960	APA Corp.	61,622
282	Chevron Corp.	45,478
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
553	CNX Resources Corp.(a)	$13,007
821	ConocoPhillips	103,134
226	Devon Energy Corp.	11,567
37	Diamondback Energy, Inc.	7,442
688	EOG Resources, Inc.	90,905
607	Exxon Mobil Corp.	71,790
55	Hess Corp.	8,662
246	HF Sinclair Corp.	13,346
803	Kinder Morgan, Inc.	14,679
145	ONEOK, Inc.	11,472
382	Ovintiv, Inc.	19,604
544	Phillips 66	77,906
436	Range Resources Corp.	15,657
1,620	Southwestern Energy Co.(a)	12,134
59	Valero Energy Corp.	9,432
291	Williams Cos., Inc.	11,163
		627,299
	Passenger Airlines — 0.3%
1,558	Delta Air Lines, Inc.	78,009
	Personal Care Products — 0.3%
96	elf Beauty, Inc.(a)	15,603
27	Estee Lauder Cos., Inc., Class A	3,961
2,116	Kenvue, Inc.	39,823
		59,387
	Pharmaceuticals — 1.5%
442	Bristol-Myers Squibb Co.	19,421
43	Eli Lilly & Co.	33,587
106	Jazz Pharmaceuticals PLC(a)	11,740
415	Johnson & Johnson	60,005
360	Merck & Co., Inc.	46,519
249	Novartis AG, ADR	24,185
508	Novo Nordisk AS, ADR	65,182
237	Perrigo Co. PLC	7,740
924	Pfizer, Inc.	23,673
758	Roche Holding AG, ADR	22,604
109	Zoetis, Inc.	17,357
		332,013
	Professional Services — 0.4%
35	Automatic Data Processing, Inc.	8,466
46	Equifax, Inc.	10,129
351	Exponent, Inc.	32,260
197	Korn Ferry	11,962
75	Leidos Holdings, Inc.	10,516
39	Paychex, Inc.	4,634
81	Paylocity Holding Corp.(a)	12,568
		90,535
	Real Estate Management & Development — 0.4%
873	CBRE Group, Inc., Class A(a)	75,855
101	Jones Lang LaSalle, Inc.(a)	18,251
		94,106
	Residential REITs — 0.1%
53	AvalonBay Communities, Inc.	10,047
84	Camden Property Trust	8,373
		18,420
	Retail REITs — 0.3%
1,483	Brixmor Property Group, Inc.	32,774
495	NNN REIT, Inc.	20,062
46	Simon Property Group, Inc.	6,465
		59,301

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.3%
103	Advanced Micro Devices, Inc.(a)	$16,313
120	Analog Devices, Inc.	24,073
61	Applied Materials, Inc.	12,118
640	ARM Holdings PLC, ADR(a)	64,774
24	Broadcom, Inc.	31,207
718	Intel Corp.	21,877
216	Lattice Semiconductor Corp.(a)	14,818
112	Micron Technology, Inc.	12,652
257	MKS Instruments, Inc.	30,578
405	NVIDIA Corp.	349,928
84	Onto Innovation, Inc.(a)	15,581
73	Qorvo, Inc.(a)	8,529
430	QUALCOMM, Inc.	71,316
82	Silicon Laboratories, Inc.(a)	9,962
139	Synaptics, Inc.(a)	12,504
135	Texas Instruments, Inc.	23,817
		720,047
	Software — 4.0%
28	Adobe, Inc.(a)	12,959
21	ANSYS, Inc.(a)	6,822
411	Autodesk, Inc.(a)	87,481
39	Cadence Design Systems, Inc.(a)	10,750
312	Dynatrace, Inc.(a)	14,137
20	Intuit, Inc.	12,512
94	Manhattan Associates, Inc.(a)	19,370
652	Microsoft Corp.	253,843
1,400	Oracle Corp.	159,250
25	Palo Alto Networks, Inc.(a)	7,272
55	PTC, Inc.(a)	9,759
82	Qualys, Inc.(a)	13,441
54	Roper Technologies, Inc.	27,619
495	Salesforce, Inc.	133,125
23	ServiceNow, Inc.(a)	15,947
70	SPS Commerce, Inc.(a)	12,171
24	Synopsys, Inc.(a)	12,734
25	Tyler Technologies, Inc.(a)	11,539
248	Workday, Inc., Class A(a)	60,693
		881,424
	Specialized REITs — 0.1%
27	American Tower Corp.	4,632
51	Crown Castle, Inc.	4,783
30	Digital Realty Trust, Inc.	4,164
10	Equinix, Inc.	7,111
148	Weyerhaeuser Co.	4,465
		25,155
	Specialty Retail — 0.9%
118	Abercrombie & Fitch Co., Class A(a)	14,339
49	Asbury Automotive Group, Inc.(a)	10,302
87	Burlington Stores, Inc.(a)	15,655
75	Dick's Sporting Goods, Inc.	15,070
76	Five Below, Inc.(a)	11,122
152	Floor & Decor Holdings, Inc., Class A(a)	16,770
107	Home Depot, Inc.	35,762
47	Lithia Motors, Inc.	11,956
63	Lowe's Cos., Inc.	14,363
63	Ross Stores, Inc.	8,162
268	TJX Cos., Inc.	25,216
80	Williams-Sonoma, Inc.	22,942
		201,659
	Technology Hardware, Storage & Peripherals — 0.7%
754	Apple, Inc.	128,429
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
283	Hewlett Packard Enterprise Co.	$4,811
172	HP, Inc.	4,832
78	NetApp, Inc.	7,972
		146,044
	Textiles, Apparel & Luxury Goods — 0.3%
94	Crocs, Inc.(a)	11,691
10	Deckers Outdoor Corp.(a)	8,185
140	PVH Corp.	15,232
38	Ralph Lauren Corp.	6,218
2,480	Under Armour, Inc., Class A(a)	16,690
1,417	Under Armour, Inc., Class C(a)	9,239
		67,255
	Trading Companies & Distributors — 0.2%
100	GATX Corp.	12,236
65	Watsco, Inc.	29,102
		41,338
	Water Utilities — 0.1%
154	American States Water Co.	10,909
39	American Water Works Co., Inc.	4,771
340	Essential Utilities, Inc.	12,437
		28,117
	Total Common Stocks (Identified Cost $11,462,730)	12,786,283

Principal Amount
Bonds and Notes — 5.4%
	Apartment REITs — 0.0%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,465
	Automotive — 0.2%
12,000	Cummins, Inc., 5.150%, 2/20/2034	11,781
20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	19,348
7,000	Lear Corp., 4.250%, 5/15/2029	6,568
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,378
		41,075
	Banking — 0.6%
8,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	7,426
13,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	12,167
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,242
11,000	Citigroup, Inc., 4.600%, 3/09/2026	10,769
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,846
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,957
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,731
7,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	6,392
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,756
15,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	14,104
11,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	10,838
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,975
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,998
7,000	State Street Corp., 2.400%, 1/24/2030	6,035
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,037
20,000	Westpac Banking Corp., 2.350%, 2/19/2025	19,487
		133,760

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$11,000	BlackRock, Inc., 2.400%, 4/30/2030	$9,437
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,553
		18,990
	Building Materials — 0.1%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	6,223
12,000	Owens Corning, 3.950%, 8/15/2029	11,158
		17,381
	Chemicals — 0.1%
16,000	Ecolab, Inc., 2.125%, 2/01/2032	12,893
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,780
		14,673
	Consumer Products — 0.1%
17,000	Procter & Gamble Co., 3.000%, 3/25/2030	15,324
	Diversified Manufacturing — 0.1%
13,000	Eaton Corp., 4.150%, 3/15/2033	11,951
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,245
		17,196
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,412
9,000	Entergy Corp., 0.900%, 9/15/2025	8,438
16,000	Exelon Corp., 4.050%, 4/15/2030	14,767
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,471
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,784
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,047
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,691
		48,610
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,670
11,000	Waste Management, Inc., 2.950%, 6/01/2041	7,834
		12,504
	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,786
11,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	9,873
		15,659
	Food & Beverage — 0.2%
11,000	Coca-Cola Co., 1.450%, 6/01/2027	9,901
8,000	General Mills, Inc., 4.000%, 4/17/2025	7,875
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,465
15,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,187
		34,428
	Government Owned - No Guarantee — 0.1%
10,000	Equinor ASA, 3.625%, 4/06/2040	7,974
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	17,594
		25,568
	Health Care REITs — 0.0%
10,000	Welltower OP LLC, 2.800%, 6/01/2031	8,364
	Health Insurance — 0.1%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	10,533
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,230
		18,763
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,861
10,000	CVS Health Corp., 4.300%, 3/25/2028	9,596
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,928
Principal Amount	Description	Value (†)
	Healthcare — continued
$4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$3,774
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,926
		27,085
	Integrated Energy — 0.1%
18,000	Exxon Mobil Corp., 2.992%, 3/19/2025	17,630
10,000	Shell International Finance BV, 6.375%, 12/15/2038	10,807
		28,437
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,037
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,242
8,000	MetLife, Inc., 5.375%, 7/15/2033	7,941
		16,220
	Media Entertainment — 0.0%
8,000	Netflix, Inc., 3.625%, 6/15/2025(b)	7,823
	Metals & Mining — 0.0%
6,000	Nucor Corp., 3.125%, 4/01/2032	5,120
	Mortgage Related — 1.4%
22,406	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	16,944
32,023	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	25,401
44,485	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	36,790
21,761	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	18,775
1,831	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	1,640
34,777	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	26,348
51,137	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	40,606
33,532	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	27,838
34,331	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	29,644
28,345	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	25,386
22,512	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	20,760
9,711	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	8,264
5,849	Government National Mortgage Association, 4.000%, 8/20/2053	5,302
4,884	Government National Mortgage Association, 5.000%, 7/20/2053	4,676
27,084	Government National Mortgage Association, 5.500%, 4/20/2053	26,578
		314,952
	Office REITs — 0.1%
14,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	13,511
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,702
		17,213
	Oil Field Services — 0.1%
6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	5,599
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,805
		11,404
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	3,890
	Pharmaceuticals — 0.2%
15,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	12,390

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$4,000	Biogen, Inc., 2.250%, 5/01/2030	$3,303
12,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	11,001
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,417
10,000	Viatris, Inc., 3.850%, 6/22/2040	7,063
		36,174
	Property & Casualty Insurance — 0.0%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,333
5,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	4,155
		8,488
	Railroads — 0.1%
22,000	CSX Corp., 2.600%, 11/01/2026	20,642
	Restaurants — 0.0%
13,000	Starbucks Corp., 2.250%, 3/12/2030	10,975
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,622
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,863
		3,485
	Retailers — 0.1%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,741
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	12,835
		20,576
	Technology — 0.3%
10,000	Apple, Inc., 2.500%, 2/09/2025	9,785
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,552
13,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	11,872
5,000	Intel Corp., 2.450%, 11/15/2029	4,318
11,000	International Business Machines Corp., 4.000%, 6/20/2042	8,762
14,000	NVIDIA Corp., 2.850%, 4/01/2030	12,416
8,000	Oracle Corp., 2.950%, 5/15/2025	7,780
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	10,707
5,000	Texas Instruments, Inc., 4.900%, 3/14/2033	4,891
		72,083
	Treasuries — 0.7%
20,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	9,448
12,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	8,362
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	8,114
29,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	20,976
31,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	23,226
17,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	12,457
21,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	15,314
11,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	10,273
48,000	U.S. Treasury Notes, 0.375%, 11/30/2025	44,557
		152,727
	Utility Other — 0.0%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,391
Principal Amount	Description	Value (†)
	Wireless — 0.0%
$9,000	Vodafone Group PLC, 6.150%, 2/27/2037	$9,188
	Wirelines — 0.0%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,131
	Total Bonds and Notes (Identified Cost $1,290,369)	1,201,764

Shares
Exchange-Traded Funds — 8.5%
24,138	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,809,828)	1,867,074

Mutual Funds — 13.5%
82,816	WCM Focused Emerging Markets Fund, Institutional Class	1,127,119
77,651	WCM Focused International Growth Fund, Institutional Class	1,858,974
	Total Mutual Funds (Identified Cost $3,131,488)	2,986,093

Affiliated Mutual Funds — 11.2%
25,962	Loomis Sayles Inflation Protected Securities Fund, Class N	244,823
43,352	Mirova Global Green Bond Fund, Class N	363,290
154,561	Mirova International Sustainable Equity Fund, Class N	1,874,826
	Total Affiliated Mutual Funds (Identified Cost $2,616,965)	2,482,939

Principal Amount
Short-Term Investments — 3.8%
$836,753	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $836,834 on 5/01/2024 collateralized by $855,700 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $854,504 including accrued interest(d) (Identified Cost $836,753)	836,753
	Total Investments — 100.2% (Identified Cost $21,148,133)	22,160,906
	Other assets less liabilities — (0.2)%	(47,040)
	Net Assets — 100.0%	$22,113,866

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $24,978 or
0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and
Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$215,633	$37,378	$2,589	$(37)	$(5,562)	$244,823	25,962	$671
Mirova Global Green Bond Fund, Class N	319,957	52,956	5,142	236	(4,717)	363,290	43,352	—
Mirova International Sustainable Equity Fund, Class N	1,670,222	180,247	12,437	3,036	33,758	1,874,826	154,561	581
	$2,205,812	$270,581	$20,168	$3,235	$23,479	$2,482,939	223,875	$1,252

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,786,283	$ —	$ —	$12,786,283
Bonds and Notes(a)	—	1,201,764	—	1,201,764
Exchange-Traded Funds	1,867,074	—	—	1,867,074
Mutual Funds	2,986,093	—	—	2,986,093
Affiliated Mutual Funds	2,482,939	—	—	2,482,939
Short-Term Investments	—	836,753	—	836,753
Total Investments	$20,122,389	$2,038,517	$—	$22,160,906

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Equity	88.3%
Fixed Income	8.1
Short-Term Investments	3.8
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%